First Trust NYSE Arca Biotechnology Index Fund Investment Strategy - First Trust NYSE Arca Biotechnology Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by ICE Data Indices, LLC (the “Index Provider”). The Index Provider reserves the right to, at any time, change the number of stocks comprising the Index by adding or deleting one or more stocks, or replacing one or more stocks contained in the Index with one or more substitute stocks of its choice, if in the Index Provider's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Index. The Index is a rules-based, equal-weighted equity benchmark designed to track the performance of 30 leading biotechnology companies. Biotechnology companies are designated as those classified within the Biotechnology sub-industry group of the ICE Uniform Sector Classification schema. The Biotechnology sub-industry group includes (i) the Biotech Therapeutics sub-industry: companies engaged in the research and development of therapeutic treatments (including companies in the trial phase of therapeutic development), but are not focused on the commercialization and mass production of pharmaceutical drugs and (ii) the Biotech Tools & Diagnostics sub-industry: companies engaged in the production and provisioning of tools, systems or processes that enable biotechnology practices (including companies that provide assaying equipment, sequencing techniques or systems, DNA processing, or cellular processing). According to the Index Provider, in order to be eligible for inclusion in the Index, a common stock or depositary receipt must be listed on a qualifying U.S. securities exchange, meet the size and liquidity standards of the Index and be in a sub-industry group classification of Biotechnology based on the ICE Uniform Sector Classification schema. According to the Index Provider, preferred securities that have characteristics resembling that of equity securities like common stocks are also included in the starting universe and duplicate (multiple share classes) securities are removed. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Eligible securities are then ranked in descending order based on the following factors. These three distinct ranks are then combined to yield one comprehensive rank based on their respective weights: a. 50%: Net sales (revenue) over the last 12 months; b. 25%: Ratio of net sales (revenue) to R&D (research and development) expenditures over the last 12 months; and c. 25%: Percentage change in R&D expenditures (over the last 12 months) from those three years prior. Based on their comprehensive rank, any existing Index constituents that rank within the top 36 securities are selected for inclusion in the Index. Next, the highest ranked 30 non-constituent securities are selected for inclusion in the Index until the target count of 30 securities is reached. Additionally, the total number of Index constituents classified to the Biotech Tools & Diagnostics sub-industry is capped at 6 constituents. If the limit is reached, the lowest ranked Biotech Tools & Diagnostics constituents are replaced with the next highest ranked Biotech Therapeutics non-constituents until this rule is met. The securities selected for inclusion in the Index are equally weighted. The Fund may invest in companies with various market capitalizations. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 30 securities and the Fund had significant investments in health care companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 30 securities and the Fund had significant investments in health care companies, although this may change from time to time.